Unaudited Interim Condensed Consolidated Statements of Financial Position	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Non-current assets
Property, plant and equipment	RM 3,426,369	$ 844,765	RM 3,827,557
Investment in associate	3,264,063	804,749
Total non-current assets	6,690,432	1,649,514	3,827,557
Current assets
Inventories	8,931,433	2,202,030	9,212,860
Trade and other receivables	9,713,090	2,394,746	11,219,731
Tax recoverable	141,875	34,979	420,927
Cash and bank balances	17,533,568	4,322,872	23,723,687
Total current assets	36,319,966	8,954,627	44,577,205
Total assets	43,010,398	10,604,141	48,404,762
Equity attributable to owners of the Company
Share capital	575	142	575
Reserve	10,138,826	2,499,710	10,906,799
Share premium	27,487,030	6,776,881	27,487,030
Accumulated losses	(2,992,386)	(737,768)	(138,385)
Total equity	34,634,045	8,538,965	38,256,019
Non-current liabilities
Lease liabilities	624,665	154,010	695,284
Total non-current liabilities	624,665	154,010	695,284
Current liabilities
Trade and other payables	7,108,887	1,752,685	8,134,186
Lease liabilities	320,067	78,912	886,595
Deferred tax liabilities	322,734	79,569	432,678
Total current liabilities	7,751,688	1,911,166	9,453,459
Total liabilities	8,376,353	2,065,176	10,148,743
Total equity and liabilities	RM 43,010,398	$ 10,604,141	RM 48,404,762